Cover		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024
Cover [Abstract]
Document Type	6-K	6-K
Amendment Flag		false
Document Period End Date		Jun. 30, 2024
Document Fiscal Period Focus		Q2
Document Fiscal Year Focus		2024
Current Fiscal Year End Date		--12-31
Entity File Number	001-41709
Entity Registrant Name	SEALSQ	SEALSQ CORP
Entity Central Index Key		0001951222
Entity Address, Address Line One	Avenue Louis-Casaï 58
Entity Address, City or Town	Cointrin
Entity Address, Country	CH
Entity Address, Postal Zip Code	1216